Loans (Schedule of Final Loan Maturities and Rate Sensitivity of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 140,982	$ 142,675
Less Than One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	18,392
One Year to Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	40,215
After Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	82,375
Loans at fixed interest rates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	78,685
Loans at fixed interest rates [Member] | Less Than One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	8,440
Loans at fixed interest rates [Member] | One Year to Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	24,634
Loans at fixed interest rates [Member] | After Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	45,611
Loans at variable interest rates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	62,297
Loans at variable interest rates [Member] | Less Than One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	9,952
Loans at variable interest rates [Member] | One Year to Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	15,581
Loans at variable interest rates [Member] | After Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 36,764